SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The unaudited consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to the rules and regulations of the Securities Exchange Commission, although we believe that the disclosures made are adequate to make the information not misleading. These unaudited consolidated financial statements should be read in conjunction with our Annual Report on Form 10-K for the year ended October 31, 2020 filed with the Securities and Exchange Commission.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly owned and majority owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Reclassifications

Reclassifications

The advances from affiliates previously included in accrued liabilities to management at October 31, 2019 have been reclassified to conform with the current financial statement presentation.

Concentrations of Credit Risk

Concentrations of Credit Risk

The balance sheet items that potentially subject us to concentrations of credit risk are primarily cash and cash equivalents. Balances in accounts are insured up to Federal Deposit Insurance Corporation (“FDIC”) limits of $250,000 per institution. At July 31, 2021, the Company did not hold cash balances in any financial institution in excess of FDIC insurance coverage limits.

Concentrations of Credit Risk

The balance sheet items that potentially subject us to concentrations of credit risk are primarily cash and cash equivalents and accounts receivable. Balances in accounts are insured up to Federal Deposit Insurance Corporation (“FDIC”) limits of $250,000 per institution. At October 31, 2020, the Company held cash balances in one financial institution in excess of FDIC insurance coverage limits.

During the fiscal year ended October 31, 2020, the Company did not have any customer that accounted for more than 10% of the total revenues for the year ended October 31, 2020. During the fiscal year ended October 31, 2019, the Company had one customer that accounted for approximately $206,400 of revenues (12.2%). No other customer accounted for more than 10% of the total revenues for the year ended October 31, 2019.

During the fiscal year ended October 31, 2020, the Company purchased the tissue raw material used in manufacturing of its products from two suppliers, of which each accounted for approximately $179,000 and $30,000 or 85.6% and 14.4%, respectively, of the total amount of tissue raw material purchased during that period. During the period November 1, 2018 through April 30, 2019, the Company purchased finished goods inventory that was sold to customers from two suppliers, of which each accounted for approximately $29,000 and $65,000 or 31.0% and 69.0%, respectively, of the total amount of finished goods inventory purchased during that period. During the May 1, 2019 through October 31, 2019, the Company purchased the tissue raw material used in manufacturing of its products from two suppliers, of which each accounted for approximately $61,000 and $47,500 or 56.0% and 44.0%, respectively, of the total amount of tissue raw material purchased during that period.

The Company’s sales and supply agreements are non-exclusive, and the Company does not believe it has any exposure based on the customers of its products and/or the availability of raw materials and/or products from other suppliers.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles of the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Management bases its estimates on historical experience and on other assumptions considered to be reasonable under the circumstances. However, actual results may differ from the estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles of the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Management bases its estimates on historical experience and on other assumptions considered to be reasonable under the circumstances. However, actual results may differ from the estimates.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.	Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at fair value on the date revenue is recognized. The Company provides allowances for doubtful accounts for estimated losses resulting from the inability of its customers to pay their obligation. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to repay, additional allowances may be required. The Company provides for potential uncollectible accounts receivable based on specific customer identification and historical collection experience adjusted for existing market conditions.

The policy for determining past due status is based on the contractual payment terms of each customer, which are generally net 30 or net 60 days. Once collection efforts by the Company and its collection agency are exhausted, the determination for charging off uncollectible receivables is made. For the three months and nine months ended July 31, 2021 and 2020, the Company did not record any bad debt expense.

Accounts Receivable

Accounts receivable are recorded at fair value on the date revenue is recognized. The Company provides allowances for doubtful accounts for estimated losses resulting from the inability of its customers to repay their obligation. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to repay, additional allowances may be required. The Company provides for potential uncollectible accounts receivable based on specific customer identification and historical collection experience adjusted for existing market conditions.

The policy for determining past due status is based on the contractual payment terms of each customer, which are generally net 30 or net 60 days. Once collection efforts by the Company and its collection agency are exhausted, the determination for charging off uncollectible receivables is made. For the year ended October 31, 2020 and 2019, the Company recorded bad debt expense of $340 and $10,635, respectively.

Inventory

Inventory

Inventory is stated at the lower of cost or net realizable value using the average cost method. The Company provides reserves for potential excess, dated or obsolete inventories based on an analysis of forecasted demand compared to quantities on hand and any firm purchase orders, as well as product shelf life. At July 31, 2021, the Company determined that there were not any reserves required in connection with our finished goods.

Inventory

Inventory is stated at the lower of cost or net realizable value using the average cost method. We provide reserves for potential excess, dated or obsolete inventories based on an analysis of forecasted demand compared to quantities on hand and any firm purchase orders, as well as product shelf life. At October 31, 2020, we determined that there were not any reserves required in connection with our finished goods.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the related assets. The estimated useful lives of property and equipment range from 3 to 15 years. Upon sale or retirement, the cost and related accumulated depreciation and amortization are eliminated from their respective accounts, and the resulting gain or loss is included in results of operations. Repairs and maintenance charges, which do not increase the useful lives of the assets, are charged to operations as incurred.

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the related assets. The estimated useful lives of property and equipment range from 3 to 15 years. Upon sale or retirement, the cost and related accumulated depreciation and amortization are eliminated from their respective accounts, and the resulting gain or loss is included in results of operations. Repairs and maintenance charges, which do not increase the useful lives of the assets, are charged to operations as incurred.

Revenue Recognition

Revenue Recognition

The Company follows the guidance of FASB Accounting Standards Update (“ASU”) Topic 606 “Revenue from Contracts with Customers” which requires the Company to recognize revenue in amounts that reflect the prorata completion of the performance obligations of the Company required under the contracts. The Company applied the new standard using a modified retrospective approach.

The Company recognizes revenue only when it transfers control of a promised good or service to a customer in an amount that reflects the consideration it expects to receive in exchange for the good or service. Our performance obligations are satisfied and control is transferred at a point-in-time, which is typically when the transfer and title to the product sold has taken place and there is evidence of our customer’s satisfactory acceptance of the product shipment or delivery.

Revenue Recognition

The Company follows the guidance of FASB Accounting Standards Update (“ASU”) Topic 606 “Revenue from Contracts with Customers” which requires the Company to recognize revenue in amounts that reflect the prorata completion of the performance obligations of the Company required under the contracts. The Company applied the new standard using a modified retrospective approach.

The Company recognizes revenue only when it transfers control of a promised good or service to a customer in an amount that reflects the consideration it expects to receive in exchange for the good or service. Our performance obligations are satisfied, and control is transferred at a point-in-time, which is typically when the transfer and title to the product sold has taken place and there is evidence of our customer’s satisfactory acceptance of the product shipment or delivery.

Net Income (Loss) Per Common Share

Net Income (Loss) Per Common Share

Basic income (loss) per common share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of shares outstanding during the period. The diluted weighted average number of shares outstanding is the basic weighted average number of shares adjusted for any potentially dilutive debt or equity instruments.

At July 31, 2021, the Company had 9,500,000 common shares issuable upon the exercise of warrants that were not included in the computation of dilutive loss per share because their inclusion is anti-dilutive for the three months and nine months ended July 31, 2021. At July 31, 2020, the Company had 9,500,000 common shares issuable upon the exercise of warrants that were not included in the computation of dilutive loss per share because their inclusion is anti-dilutive for the three months and nine months ended July 31, 2020.

Net Income (Loss) Per Common Share

Basic income (loss) per common share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted average number of shares adjusted for any potentially dilutive debt or equity.

At October 31, 2020, the Company had 9,500,000 common shares issuable upon the exercise of warrants that were not included in the computation of dilutive loss per share because their inclusion is anti-dilutive for the year ended October 31, 2020. At October 31, 2019, the Company had 4,529,371 common shares issuable upon the exercise of warrants that were not included in the computation of dilutive loss per share because their inclusion is anti-dilutive for the year ended October 31, 2019.

Stock-Based Compensation

Stock-Based Compensation

All share-based payments to employees, including grants of employee stock options, are recognized in the financial statements based on their fair values.

Stock options and warrants issued to consultants and other non-employees as compensation for services provided to the Company are accounted for based upon the estimated fair value of the option or warrant.

Stock-Based Compensation

All stock-based payments to employees, including grants of employee stock options, are recognized in the financial statements based on their fair values.

Stock options and warrants issued to consultants and other non-employees as compensation for services provided to the Company are accounted for based upon the estimated fair value of the option or warrant.

Research and Development Costs

Research and Development Costs

Research and development costs consist of direct and indirect costs associated with the development of the Company’s technologies. These costs are expensed as incurred. Our research and development expenses were approximately $233,100 and $30,000 for the three months ended July 31, 2021 and 2020, respectively. Our research and development expenses were approximately $1,129,300 and $135,800 for the nine months ended July 31, 2021 and 2020, respectively. The research and development costs primarily relate to the filing and approval of IND applications and the performance of clinical trials.

Research and Development Costs

Research and development costs consist of direct and indirect costs associated with the development of the Company’s technologies. These costs are expensed as incurred. Our research and development expenses were $233,526 and $54,863 for the years ended October 31, 2020 and 2019, respectively. The research and development costs primarily relate to the filing and approval of IND applications and the performance of clinical trials.

Income Taxes

Income Taxes

The Company is required to file a consolidated tax return that includes all of its subsidiaries.

Provisions for income taxes are based on taxes payable or refundable for the current year taxable income for federal and state income tax reporting purposes and deferred income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss carryforwards. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of the operations in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with FASB Topic 740 – Income Taxes. This pronouncement prescribes a recognition threshold and measurement process for financial statement recognition of uncertain tax positions taken or expected to be taken in a tax return. The interpretation also provides guidance on recognition, derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

For the three months and nine months ended July 31, 2021 and 2020 the Company incurred operating losses, and therefore, there was not any income tax expense amount recorded during that period. There is a full valuation allowance established for the tax benefit associated with the net losses for the three months and nine months ended July 31, 2021 and 2020.

Income Taxes

The Company is required to file a consolidated tax return that includes all of its subsidiaries.

Provisions for income taxes are based on taxes payable or refundable for the current year taxable income for federal and state income tax reporting purposes and deferred income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss carryforwards. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of the operations in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with FASB Topic 740 – Income Taxes. This pronouncement prescribes a recognition threshold and measurement process for financial statement recognition of uncertain tax positions taken or expected to be taken in a tax return. The interpretation also provides guidance on recognition, derecognition, classification, interest and penalties, accounting in interim period, disclosure, and transition.

For the years ended October 31, 2020 and 2019 the Company incurred operating losses, and therefore, there was not any income tax expense amount recorded during those periods. There is a full valuation allowance for the years ended October 31, 2020 and 2019.

Since January 1, 2018, the nominal corporate tax rate in the United States of America is 21 percent due to the passage of the “Tax Cuts and Jobs Act” on December 20, 2017 by the US Senate and House of Representatives.

Valuation of Derivatives

Valuation of Derivatives

The Company evaluates its convertible instruments, options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging.” The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date.

Valuation of Derivatives

The Company evaluates its convertible instruments, options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging.” The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date.

Sequencing

Sequencing

The Company has adopted a sequencing policy whereby, in the event that reclassification of contracts from equity to assets or liabilities is necessary pursuant to ASC 815 due to the Company’s inability to demonstrate it has sufficient authorized shares, shares will be allocated on the basis of the earliest issuance date of potentially dilutive instruments, with the earliest grants receiving the first allocation of shares.

The Company currently has 2,500,000,000 authorized shares of common stock of which 1,121,161,005 shares are issued and outstanding as of September 14, 2021. The Company expects that it will continue to issue common stock in the future in connection with debt and/or equity financings, transactions with third parties, performance incentives and as compensation to its employees. Currently the amount of authorized shares is sufficient to provide for the additional shares that the Company may be contingently obligated to issue under existing arrangements.

Sequencing

The Company has adopted a sequencing policy whereby, in the event that reclassification of contracts from equity to assets or liabilities is necessary pursuant to ASC 815 due to the Company’s inability to demonstrate it has sufficient authorized shares, shares will be allocated on the basis of the earliest issuance date of potentially dilutive instruments, with the earliest grants receiving the first allocation of shares.

The Company currently has 1,500,000,000 authorized shares of common stock of which 992,207,783 shares are issued and outstanding. As described in Note 10, the Company approved the filing of an amendment to the Articles of Incorporation of the Company to increase the authorized shares of common stock from 1,500,000,000 to 2,500,000,000 (“Amendment”). The Company expects that it will continue to issue common stock in the future in connection with debt and/or equity financings, transactions with third parties, performance incentives and as compensation to its employees. Upon the effectiveness of the Amendment referred to above, expected to be February 9, 2021, the Company will have a sufficient number of authorized shares to meet all contingently obligated issuances of common stock under existing arrangements.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company includes fair value information in the notes to financial statements when the fair value of its financial instruments is different from the book value. When the book value approximates fair value, no additional disclosure is made.

The Company follows FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value and enhances disclosures about fair value measurements. It defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company’s financial instruments consist of cash and cash equivalents, accounts payable, accrued liabilities and convertible debt. The estimated fair value of cash, accounts payable and accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments.

The Company follows the provisions of ASC 820 with respect to its financial instruments. As required by ASC 820, assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement.

Level one — Quoted market prices in active markets for identical assets or liabilities;

Level two — Inputs other than level one inputs that are either directly or indirectly observable such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level three — Unobservable inputs that are supported by little or no market activity and developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

The Company did not have any convertible instruments outstanding at July 31, 2021 and October 31, 2020 that qualify as derivatives.

Fair Value of Financial Instruments

The Company includes fair value information in the notes to financial statements when the fair value of its financial instruments is different from the book value. When the book value approximates fair value, no additional disclosure is made.

The Company follows FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value and enhances disclosures about fair value measurements. It defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company’s financial instruments consist of cash and cash equivalents, accounts payable, accrued liabilities and convertible debt. The estimated fair value of cash, accounts payable and accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments.

The Company follows the provisions of ASC 820 with respect to its financial instruments. As required by ASC 820, assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement.

Level one — Quoted market prices in active markets for identical assets or liabilities;

Level two — Inputs other than level one inputs that are either directly or indirectly observable such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level three — Unobservable inputs that are supported by little or no market activity and developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

The Company did not have any convertible instruments outstanding at October 31, 2020 and October 31, 2019 that qualify as derivatives.

Operating and Finance Lease Obligations

Operating and Finance Lease Obligations

Effective November 1, 2019, the Company adopted Accounting Standards Update (ASU) No. 2016-02 (Topic 842) (“ASC 842”), that requires organizations that lease assets to recognize assets and liabilities on the balance sheet and provide updated disclosures related to the rights and obligations created by those leases, regardless of whether they are classified as finance or operating leases. The Company adopted the new standard using a modified retrospective approach. The modified retrospective approach included a number of optional practical expedients on leases that commenced before the effective date of ASC 842, including continuing to account for leases that commenced before the effective date in accordance with previous guidance, unless the lease is modified.

Under the provisions of ASC 842, the Company is required to recognize a right of use (“ROU”) asset and corresponding lease liability for all operating leases upon commencement of the lease. The Company’s policy is to treat operating leases that have a term of one year or less at lease commencement date and do not include a purchase option that is reasonably certain of exercise, consistent with the lease recognition approach as previously outlined under ASC 840. In addition, month to month leases which do not involve additional financial commitments on the part of the Company are also treated consistent with the lease recognition approach as previously outlined under ASC 840. The Company has established a capitalization threshold of $15,000 in determining whether any future operating leases will be capitalized.

Operating and Finance Lease Obligations

Effective November 1, 2019, the Company adopted Accounting Standards Update (ASU) No. 2016-02 (Topic 842) (“ASC 842”), that requires organizations that lease assets to recognize assets and liabilities on the balance sheet and provide updated disclosures related to the rights and obligations created by those leases, regardless of whether they are classified as finance or operating leases. The Company adopted the new standard using a modified retrospective approach. The modified retrospective approach included a number of optional practical expedients on leases that commenced before the effective date of ASC 842, including continuing to classify for leases that commenced before the effective date in accordance with previous guidance, unless the lease is modified.

Under the provisions of ASC 842, the Company is required to recognize a right of use (“ROU”) asset and corresponding lease liability for all operating leases upon commencement of the lease. The Company’s policy is to treat operating leases that have a term of one year or less at lease commencement date and do not include a purchase option that is reasonably certain of exercise, consistent with the lease recognition approach as previously outlined under ASC 840. In addition, month to month leases which do not involve additional financial commitments on the part of the Company are also treated consistent with the lease recognition approach as previously outlined under ASC 840. The Company has established a capitalization threshold of $15,000 in determining whether any future operating leases will be capitalized. The adoption of ASC 842 resulted in the Company retrospectively recording a ROU asset and corresponding operating lease obligation of $55,777 on November 1, 2018.

Subsequent Events	Subsequent Events The Company has evaluated subsequent events that occurred after July 31, 2021 through the financial statement issuance date for subsequent event disclosure consideration.	Subsequent Events The Company has evaluated subsequent events that occurred after October 31, 2020 through the financial statement issuance date for subsequent event disclosure consideration.
Stock Subscriptions Receivable

Stock Subscriptions Receivable

Once the Company receives from an investor a fully executed stock subscription agreement to provide an equity investment in the Company and the purchase price has been fully paid to the Company in a timely manner, the Company will record that commitment as a subscription receivable and a credit to stockholders equity as of the date of the commitment. For stock subscription agreements that are not fully paid to the Company in a timely manner, the Company will record the purchase at the time that the entire purchase price has been received.

Construction in Progress

Construction in Progress

The cost of all projects under construction for new laboratory facilities and other improvements that are in progress (under way) at a particular point in time and have not yet been placed into service are reported as construction in progress until such time as the project is complete.